Concentration of Credit Risk	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Concentration of Credit Risk
Concentration of Credit Risk
Practically all of the Company’s loans, commitments, and commercial and standby letters of credit have been granted to customers in the Company’s market area. Practically all such customers are depositors of Wilson Bank. The concentrations of credit by type of loan are set forth in Note 2 - Loans and Allowance for Loan Losses.
Interest bearing deposits totaling $80,215,000 were deposited with four commercial banks.
Federal funds sold in the amount of $9,000,000 were deposited with one commercial bank.